Stockholder's Equity	6 Months Ended
Mar. 31, 2020
Stockholder's Equity
Stockholder's Equity

Note 11 —Equity

Conversion of convertible notes

As disclosed in Note 8, during the six-months ended September 30, 2019, the Company issued total of 3,306,428 ordinary shares to the Buyer equaling principal and interests amounted to $2,272,625 of the convertible notes.

Additional paid-in capital

As disclosed in Note 8, on November 1, 2018, the Company issued and sold an aggregate of $7.5 million of senior convertible notes due April 1, 2020 and warrants to purchase an aggregate of 800,000 of its Ordinary Shares. In addition, the Company also issued warrants to purchase 10% of the shares placed under the Notes (initially 119,808) to the placement agent.

The Company evaluated the intrinsic value of the BCF, the relative fair value of the Investor Warrants and Placement Agent Warrants on their date of grant, which was determined to be $670,618,  $1,496,153 and $323,843, respectively, and they were recorded as additional paid-in capital.

Statutory Reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP").

Appropriations to the statutory surplus reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2020 and September 30, 2019, the balance of the required statutory reserves was $597,528.

Non-controlling interest

The Company’s non-controlling interest consists of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	(68,873)	(74,997)
Net loss attributed to non-controlling interest	(8,124)	(1,369)
Total non-controlling interest	$838,417	$839,048